Summary of Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset	$ 3,820
Operating lease liabilities	$ 4,997
Adjustments Due to ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset		$ 3,982
Operating lease liabilities		$ 5,190